Borrowing	12 Months Ended
Dec. 31, 2019
Debt Disclosure [Abstract]
Borrowing
1 4 .	Borrowing
As of December 31, 2018 and 2019, borrowings consisted of the following:

	Annual Interest Rate	Terms	Principal	As of December 31,
				2018	2019
			RMB	RMB	RMB
Short-term borrowings:
Bank of Jiangsu Co., Ltd (Beijing Branch)*	4.35%-4.79%	12 months	220,000	220,000	—
Bank of Jiangsu Co., Ltd (Beijing Branch)*	4.15%-4.35%	1 to 12 months	415,000	—	320,000

Total short-term borrowings				220,000	320,000

Long-term borrowings:
Loans from SPD Silicon Valley Bank**	3.55%	17 to 20 months	80,000	—	80,000

Total long-term borrowings				—	80,000

*
Loans from Bank of Jiangsu Co., Ltd (Beijing Branch) were pledged with restricted cash of US$35,780 (RMB249,093) and US$51,080 (RMB355,609) for the balances as of December 31, 2018 and 2019, respectively.

**	Loan from SPD Silicon Valley Bank was pledged with restricted cash of US$12,300 (RMB85,630) for the balances as of December 31, 2019.